Shareholder Report, Holdings (Details) - Institutional Class Shares	May 31, 2025
Financials
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.46%
Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.37%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.86%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	0.02%